CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (28,436)	$ (30,363)	$ 122
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	(5,074)	(3,797)	4,983
Total comprehensive income (loss)	(33,510)	(34,160)	5,105
Comprehensive loss attributable to the non-controlling interest	1	2	2
Total comprehensive income (loss) attributable to Actions Semiconductor Co., Ltd. Shareholders	$ (33,509)	$ (34,158)	$ 5,107